Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share
34.	Earnings (loss) per share

	Year ended December 31, 2024
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (Note 1)	Earnings/ (loss) per share
Basic/ diluted loss per share
Loss attributable to the parent (Note 2)	$(64,794,616)	10,565,835	$(6.13)
	Year ended December 31, 2023
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (Note 1)	Earnings/ (loss) per share
Basic earnings per share
Profit attributable to the parent	$13,495,614	7,038,173	$1.92
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares
- Employee share options	-	93,664
- Convertible preference shares	(1,085,512)	412,685
- Restricted share units	-	13,957
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares	$12,410,102	7,558,479	$1.64

	Year ended December 31, 2022
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (Note 1)	Loss per share
Basic/ diluted loss per share
Loss attributable to the parent (Note 2)	$(87,537,224)	4,908,558	$(17.83)

Note 1:	On the Closing Date, pursuant to the business combination agreement, the Company effected in the form of capital recapitalization and issued 65,000,000 ordinary shares (or 6,500,000 reflective of 10-to-1 reverse stock split effective April 15, 2024) in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including preference shares converted into ordinary shares in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted. The increase in the number of ordinary shares outstanding due to the capital recapitalization are adjusted retrospectively in the calculation of basic and diluted loss per share for all periods presented based on the new number of shares. Refer to Note 24 for more information on the capital recapitalization. Shares outstanding for the years have been restated for the 10-for-1 reverse stock split effective April 15, 2024.

Note 2:	Warrants, employee share options and restricted stock units were excluded in the computation of diluted loss per share for the years ended December 31, 2024, as they were anti-dilutive. Warrants and employee share options were excluded in the computation of diluted loss per share for the year ended December 31, 2022, as it was anti-dilutive. The number of shares that were excluded from the loss per share calculation above for the year ended December 31, 2024, that could be dilutive in the future was 3,769,602 (reflective of 10-to-1 reverse stock split effective April 15, 2024). For the year ended December 31, 2022, the number of shares that could be dilutive in the future was 12,514,617 shares (or 1,251,462 shares reflective of 10-to-1 reverse stock split effective April 15, 2024).